FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of assets and liabilities measured at fair value

	Level 1	Level 3	Total
	U.S. dollars in thousands
December 31, 2018:
Assets -
Financial assets at fair value through profit or loss	15,909	—	15,909
Liabilities -
Derivative financial instruments	—	344	344
December 31, 2017:
Assets -
Financial assets at fair value through profit or loss	16,587	—	16,587
Liabilities -
Derivative financial instruments	—	448	448

Schedule of change in derivative liabilities measured at Level 3

	Derivative financial instruments
	Year Ended December 31,
	2018	2017
	U.S. dollars in thousands
Balance at beginning of the year	448	6,155
Exercise of derivative into shares	—	(20)
Fair value adjustments recognized in profit or loss	(104)	(5,687)
Balance at end of the year	344	448